Business acquisitions and disposals (Details) - Apr. 28, 2023 - Jacarepagu (Brazil) manufacturing site £ in Millions, R$ in Millions	GBP (£)	BRL (R$)
Disclosure of detailed information about business combination [line items]
Total consideration	£ 70	R$ 434
Bargain purchase gain	£ 7